INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Changes in allowance and provisions (Details) - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Changes in allowances and provisions
Beginning	$ (7,421,300)	$ (5,412,866)	$ (4,282,378)
Additions	(2,740,415)	(1,504,592)	(2,714,391)
Additions for business combination		(861,776)
Uses and reversals	270,032	(763,740)	61,873
Currency conversion difference	1,041,659	(405,806)	1,522,030
Ending	(8,850,024)	(7,421,300)	(5,412,866)
Allowance deducted from assets
Changes in allowances and provisions
Beginning	(6,971,453)	(4,995,470)	(3,842,638)
Additions	(2,447,683)	(1,342,271)	(2,506,014)
Additions for business combination		(861,776)
Uses and reversals	270,032	(760,237)	54,021
Currency conversion difference	902,102	(532,173)	1,299,161
Ending	(8,247,002)	(6,971,453)	(4,995,470)
Allowance for impairment of trade debtors
Changes in allowances and provisions
Beginning	(5,858,503)	(3,886,832)	(3,360,224)
Additions	(1,598,042)	(698,741)	(1,520,928)
Additions for business combination		(852,926)
Uses and reversals		(284,727)	2,115
Currency conversion difference	314,293	(704,731)	992,205
Ending	(7,142,252)	(5,858,503)	(3,886,832)
Allowance for impairment of related parties
Changes in allowances and provisions
Beginning		(768)	(75,596)
Additions			(879)
Uses and reversals		(565)	45,516
Currency conversion difference		203	30,191
Ending			(768)
Allowance for obsolescence
Changes in allowances and provisions
Beginning	(1,112,950)	(1,107,870)	(406,818)
Additions	(849,641)	(643,530)	(984,207)
Additions for business combination		(8,850)
Uses and reversals	270,032	(474,945)	6,390
Currency conversion difference	587,809	172,355	276,765
Ending	(1,104,750)	(1,112,950)	(1,107,870)
Total included in liabilities
Changes in allowances and provisions
Beginning	(449,847)	(417,396)	(439,740)
Additions	(292,732)	(162,321)	(208,377)
Uses and reversals		(3,503)	7,852
Currency conversion difference	139,557	126,367	222,869
Ending	(603,022)	(449,847)	(417,396)
Provisions for contingencies
Changes in allowances and provisions
Beginning	(449,847)	(417,396)	(439,740)
Additions	(292,732)	(162,321)	(208,377)
Uses and reversals		(3,503)	7,852
Currency conversion difference	139,557	126,367	222,869
Ending	$ (603,022)	$ (449,847)	$ (417,396)